CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 60 (“PEA No. 60”) on May 1, 2012, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

Balanced Portfolio	Janus Aspen Protected Series — Growth
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares

Enterprise Portfolio	Janus Portfolio
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares

Flexible Bond Portfolio	Moderate Allocation Portfolio
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares

Forty Portfolio	Overseas Portfolio
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares

Global Technology Portfolio	Worldwide Portfolio
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares

Janus Aspen Perkins Mid Cap Value Portfolio
— Institutional Shares
— Service Shares

(collectively, the “Portfolios”)

3.	The text of PEA No. 60 has been filed electronically.
DATED: May 4, 2012

JANUS ASPEN SERIES on behalf of the Portfolios
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton Vice President